                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05147
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson        Kirkland, Washington     October 4, 2002
   ------------------------  ----------------------   ---------------
         [Signature]             [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32*

Form 13F Information Table Value Total:  $2,516,792*
                                            (thousands)

* The values reported on this summary page relate only to the holdings reported on the Information Table attached hereto and do not include information that has been filed separately pursuant to Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05149                     Cascade Investment, L.L.C.
    2         28-10098                     Bill & Melinda Gates Foundation
    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

                                                                  AMOUNT AND
                                                               TYPE OF SECURITY                             VOTING AUTHORITY
                                                               -----------------                         ----------------------
                                                      VALUE       SHARES     SH/  INVESTMENT    OTHER
   NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)   PRN AMOUNT   PRN  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- -------------- --------- ----------- ------------- --- ------------ ---------- ------ -------- ------
ABBOTT LABORATORIES       COMMON STOCK   002824100   20,858.10     554,000  SH      YES         N/A       YES
ALASKA AIR GROUP          COMMON STOCK   011659109   20,681.64     792,400  SH      YES         N/A       YES
AVISTA CORP               COMMON STOCK   05379B107   43,987.50   3,187,500  SH      YES         N/A       YES
BOCA RESORTS, INC.        COMMON STOCK   09688T106   27,132.08   2,047,704  SH      YES         N/A       YES
BRISTOL-MYERS SQUIBB CO.  COMMON STOCK   110122108   16,962.00     660,000  SH      YES         N/A       YES
CANADIAN NATIONAL
  RAILWAY CO.             COMMON STOCK   136375102  524,050.24  10,116,800  SH      YES         N/A       YES
CARDINAL HEALTH INC.      COMMON STOCK   14149Y108   26,099.25     425,000  SH      YES         N/A       YES
COX COMMUNICATIONS INC.   COMMON STOCK   224044107  373,302.50  13,550,000  SH      YES         N/A       YES
EXTENDED STAY AMERICA,
  INC.                    COMMON STOCK   30224P101   88,269.24   5,442,000  SH      YES         N/A       YES
FISHER COMMUNICATIONS,
  INC.                    COMMON STOCK   337756209   26,758.70     455,700  SH      YES         N/A       YES
GREATER CHINA FUND        COMMON STOCK   39167B102    5,030.40     510,700  SH      YES         N/A       YES
HOME DEPOT                COMMON STOCK   437076102   36,730.00   1,000,000  SH      YES         N/A       YES
ICOS CORP                 COMMON STOCK   449295104   90,897.14   5,359,501  SH      YES         N/A       YES
JARDINE FLEMING INDIA
  FUND                    COMMON STOCK   471112102    1,965.83     276,100  SH      YES         N/A       YES
JOHNSON & JOHNSON         COMMON STOCK   478160104   56,963.40   1,090,000  SH      YES         N/A       YES
LILLY ELI & CO            COMMON STOCK   532457108  156,510.00   2,775,000  SH      YES         N/A       YES
MERCK & CO.               COMMON STOCK   589331107  136,626.72   2,698,000  SH      YES         N/A       YES
MS INDIA INVESTMENT FUND
  INC.                    COMMON STOCK   61745C105    4,536.11     490,921  SH      YES         N/A       YES
NEXTEL PARTNERS INC.      COMMON STOCK   65333F107   27,158.95   9,022,906  SH      YES         N/A       YES
OTTER TAIL POWER COMPANY  COMMON STOCK   689648103   44,112.24   1,399,500  SH      YES         N/A       YES
PNM RESOURCES INC.        COMMON STOCK   69349H107   64,601.90   2,669,500  SH      YES         N/A       YES
PAIN THERAPEUTICS INC.    COMMON STOCK   69562K100   16,720.00   2,000,000  SH      YES         N/A       YES
PAN AMERICAN SILVER CORP  COMMON STOCK   697900108   38,134.35   5,105,000  SH      YES         N/A       YES
PFIZER INC.               COMMON STOCK   717081103   78,470.00   2,242,000  SH      YES         N/A       YES
PHARMACIA CORP.           COMMON STOCK   71713U102   17,451.70     466,000  SH      YES         N/A       YES
REPUBLIC SERVICES INC     COMMON STOCK   760759100  333,812.72  17,504,600  SH      YES         N/A       YES
S&P DEPOSITARY RECEIPTS    UNIT SER 1    78462F103  141,512.80   1,430,000  SH      YES         N/A       YES
SCHERING PLOUGH CORP.     COMMON STOCK   806605101   12,644.40     514,000  SH      YES         N/A       YES
SCHNITZER STEEL INDS INC  COMMON STOCK   806882106   13,441.10     602,200  SH      YES         N/A       YES
SEATTLE GENETICS INC.     COMMON STOCK   812578102   18,344.87   3,521,088  SH      YES         N/A       YES
WASTE MANAGEMENT, INC.    COMMON STOCK   94106L109   28,655.00   1,100,000  SH      YES         N/A       YES
WYETH                     COMMON STOCK   983024100   24,371.20     476,000  SH      YES         N/A       YES

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.